Other Financial Items - Schedule of Other Financial Items (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Impairment of loan	$ 0	$ (7,627)
Financing arrangement fees and other costs	(239)	(75)
Amortization of debt guarantee	846	0
Others	(903)	(1,410)
Other financial items, net	(7,928)	(40,881)
Mark-to-market interest rate swaps valuation
Derivative Instruments, Gain (Loss) [Line Items]
Mark-to-market adjustment on derivatives	(603)	(29,390)
Interest expense on undesignated interest rate swaps	(2,706)	(5,741)
Equity Derivative
Derivative Instruments, Gain (Loss) [Line Items]
Mark-to-market adjustment on derivatives	$ (4,323)	$ 3,362